EMPLOYEE EQUITY INCENTIVE PLAN	12 Months Ended
Dec. 31, 2013
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
EMPLOYEE EQUITY INCENTIVE PLAN
20.	EMPLOYEE EQUITY INCENTIVE PLAN

The Company's 2002 employee equity incentive plan ("2002 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. Options to purchase 105,000,000 ordinary shares are authorized under the 2002 Plan. In 2005, the shareholders authorized additional 32,000,000 options under the 2002 Plan. Under the terms of the 2002 Plan, options are generally granted at prices equal to the fair market value of the Company's shares listed on the Nasdaq National Market. The majority of the options will vest over four years where 25% of the options will vest at the end of the first year, 6.25% will vest quarterly in the second year through the fourth year. The stock options expire 10 years from the date of grant.

As of December 31, 2013, options to purchase 46,256,457 shares of ordinary shares were outstanding, and options to purchase 4,105,423 ordinary shares were available for future grant.

The Company's 2006 Equity Incentive Plan ("2006 Plan") allows the Company to offer a variety of incentive awards to employees, consultants or advisors of the Company. 40,000,000 nonvested ordinary shares are authorized under the 2006 Plan. In December 2008, the shareholders authorized additional 140,000,000 nonvested ordinary shares under the 2006 Plan.

As of December 31, 2013, 9,670,000 shares were outstanding and 1,857,500 shares were available for future grant. The majority of nonvested shares will vest over four years where 25% of the nonvested shares will vest at the end of the first year, and 6.25% will vest quarterly from the second year through the fourth year.

The Company's 2013 Equity Incentive Plan ("2013 Plan") allows the Company to offer a variety of incentive awards to officers, other employees, prospective employees, directors, consultants and advisors of the Company. The total number of ordinary shares that may be transferred pursuant to the incentive awards granted under the 2013 Plan shall not exceed 80,000,000 ordinary shares. No incentive awards have been granted under the 2013 Plan since its adoption by the Company in 2013.

The Company recognizes the compensation costs net of estimated forfeitures on a straight-line basis over the requisite service period of the award, which is generally the vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of share-based compensation expense to be recognized in future periods.

Stock options

A summary of the stock option activities is as follows:

	Outstanding options
		Weighted	Weighted average
	Number of	average	grant-date
	options	exercise price	fair value

Options outstanding at January 1, 2011	42,486,780	$0.07	$0.05
Granted	19,800,000	$0.10	$0.10
Forfeited	(5,034,283)	$0.09	$0.05
Exercised	(6,566,880)	$0.05	$0.03
Options outstanding at December 31, 2011	50,685,617	$0.10	$0.07
Forfeited	(2,921,040)	$0.11	$0.08
Exercised	(4,710,120)	$0.06	$0.03
Options outstanding at December 31, 2012	43,054,457	$0.10	$0.08
Granted	13,320,000	$0.21	$0.06
Forfeited	(1,515,040)	$0.12	$0.08
Exercised	(8,602,960)	$0.10	$0.06
Options outstanding at December 31, 2013	46,256,457	$0.10	$0.12

There were no options granted during the year ended December 31, 2012.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions for each applicable period.

Option grants	2011	2012	2013

Weighted average risk-free interest rate	0.46%	N/A	0.60%
Weighted average expected option life	2.75 years	N/A	2.75 years
Weighted average volatility rate	62%	N/A	54.36%
Weighted average dividend yield	-	-	-

(1)	Risk-free interest rate

Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.

(2)	Expected life

The expected life was estimated based on historical and other economic data trended into the future.

(3)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of KongZhong over a period comparable to the expected life of the options.

(4)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected life of the options.

(5)	Exercise price

The exercise price of the options was determined by the Board of Directors.

(6)	Fair value of underlying ordinary shares

The closing market price of the ADSs of KongZhong as of the grant date was used to determine the fair value of the ordinary shares on that date.

The weighted average per share fair value of options granted in each year was as follows:

	For the years
	ended December 31
	2011	2012	2013

Stock options	$0.1	N/A	$0.26

The total intrinsic value of options exercised during the years ended December 31, 2011, 2012 and 2013 was $377,622, $212,849 and $31,708 respectively.

The following table summarizes information with respect to stock options outstanding at December 31, 2013:

	Options outstanding				Options exercisable
		Weighted	Weighted			Weighted	Weighted
		average	average	Aggregate		average	average	Aggregate
	Number	exercise	remaining	intrinsic	Number	exercise	remaining	intrinsic
	outstanding	price	contractual life	value	exercisable	price	contractual life	value

Average exercise price
$0.07	7,655,857	-	-	$844,058	7,655,857	-	-	$844,058
$0.09	1,600,000	-	-	149,200	1,600,000	-	-	149,200
$0.10	14,195,560	-	-	1,213,720	6,695,560	-	-	572,470
$0.12	2,000,000	-	-	122,000	1,000,000	-	-	61,000
$0.13	4,352,520	-	-	238,876	4,352,520	-	-	238,876
$0.15	3,132,520	-	-	93,192	2,632,520	-	-	78,317
$0.19	11,320,000	-	-	-	-	-	-	-
$0.32	2,000,000	-	-	-	-	-	-	-
Total	46,256,457	$0.10	6.58 year	$2,661,046	23,936,457	$0.10	5.78 years	$1,943,921

The number of the options expected to vest was 22,320,000 with a weighted-average exercise price of $0.17 and the weighted-average remaining contractual term of 9.00 years. The aggregate intrinsic value of the option expected to vest was $717,125 as of December 31, 2013.

Nonvested shares

A summary of the nonvested share activities is as follows:

	Number of	Weight average
	nonvested	grant-date
	shares outstanding	fair value

Nonvested shares outstanding at January 1, 2011	77,593,333	$0.13
Granted	16,160,000	$0.10
Forfeited	(1,975,000)	$0.09
Vested	(35,303,333)	$0.12
Nonvested shares outstanding at December 31, 2011	56,475,000	$0.12
Vested	(33,920,000)	$0.12
Nonvested shares outstanding at December 31, 2012	22,555,000	$0.13
Vested	(12,885,000)	$0.15
Nonvested shares outstanding at December 31, 2013	9,670,000	$0.11

There were no nonvested shares granted or forfeited during the years ended December 31, 2012 and 2013.

The total intrinsic value of shares vested in the year of 2011, 2012 and 2013 was $3,653,895, $4,647,040 and $2,325,743, respectively.

The following table summarizes information with respect to nonvested shares outstanding at December 31, 2013:

	Nonvested
	share outstanding
		Aggregate
	Number	intrinsic
	outstanding	value

Grant date
June 22, 2010	1,750,000	$315,875
October 3, 2011	7,920,000	1,429,560
Total	9,670,000	$1,745,435

The Company recorded share-based compensation expenses of $4,579,522, $4,464,497 and $1,573,729 for the years ended December 31, 2011, 2012 and 2013, respectively. The amount of stock-based compensation currently estimated to be expensed from 2014 through 2016 related to unvested share-based payment awards at December 31, 2013 is $1,861,232. This amount will be recognized as presented in the following table.

Year

2014	$848,267
2015	436,148
2016	576,817
Total	$1,861,232

That cost is expected to be recognized over a weighted average period of 2.02 years. To the extent the actual forfeiture rate is different from the Company's original estimate, share-based compensation related to these awards may require to be adjusted.